Inventories Related to Real Estate Business - Summary of Inventories Related to Real Estate Business (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 11,416,726	$ 381,703	$ 10,060,608
Land and buildings held for sale [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	9,983	334	20,734
Construction in progress and machinery in transit [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	9,619,217	321,605	8,252,348
Land held for construction [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 1,787,526	$ 59,764	$ 1,787,526